Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
7.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group’s available-for-sale securities as measured as disclosed are determined based on the discounted cash flow method. The following table summarizes the Group’s financial assets measured or disclosed at fair value on a recurring basis.

Fair value disclosure or measurement at
December 31, 2018 using
	Fair value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:	$12,493,135	$12,493,135
Fair value measurement
Short-term investments:
Available-for-sale securities	—		—
Total assets measured at fair value	—		—

		Fair value disclosure or measurement at
		December 31, 2017 using
	Fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$38,692,871	$38,692,871	—	—
Fair value measurement
Short-term investments:
Available-for-sale securities	532,912	—	532,912	—
Total assets measured at fair value	$532,912	—	$532,912	—

The carrying value of available-for-sale approximates their fair values due to the short term nature and significant inputs are observable or can be derived principally from, or corroborated by, observable market data (Level 2). The following table presents changes of available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,605,882	$532,912
Purchases	71,492,241	8,995,273
Redemption	(72,572,216)	(9,437,363)
Realized gain	(64,596)	(72,703)
Exchange difference	71,601	(18,119)
Ending balance	$532,912	$—

Fair value disclosed or measured on a non-recurring basis

The fair value of acquired assets is valued using discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurements, because it involves unobservable inputs with little market activity and management’s estimates, including expected future cash flow, discount rate and etc.

The estimated fair values of the investment in equity method investees at the time of impairment test were estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets. The Group measures investment in equity method investees at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value.

The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis. And the fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. The inputs used to measure the estimated fair value of goodwill are classified as Level 3. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

	Fair value at December 31, 2017	Total losses in the year ended December 31, 2017	Fair value at December 31, 2018	Total losses in the year ended December 31, 2018
Non-Recurring
Goodwill	108,010	—	107,791	—
Intangible Assets	96,457	(291,817)	85,154	—

As of December 31, 2017 and 2018, certain goodwill (Note 13) and intangible assets (Note 12) were written down from their carrying value to fair value, which was measured using significant unobservable inputs (Level 3), with impairment loss incurred and recorded in the consolidated statement of comprehensive income for the year ended December 31, 2017 and 2018.